Staff Costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:
	2021	2020	2019
	(number)
Research and development activities	25	24	23
Administrative activities	5	6	5
	30	30	28

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits
	2021	2020	2019
	(in thousands)
	£	£	£
Directors’ remuneration	1,149	1,167	1,222
Pension and other benefits	57	61	52
	1,206	1,228	1,274

Highest Paid Director [member]
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2021	2020	2019
	(in thousands)
	£	£	£
Directors’ remuneration	850	861	780
Pension and other benefits	57	59	48
	907	920	828

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2021	2020	2019
	(in thousands)
	£	£	£
Wages and salaries	3,931	3,492	3,304
Social security costs	465	430	395
Pension costs	189	189	140
Share-based payments	3,833	2,412	1,878
	8,418	6,523	5,717

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in administrative expenses:

	2021	2020	2019
	(in thousands)
	£	£	£
Wages and salaries	1,407	1,387	1,190
Social security costs	136	135	115
Pension costs	40	47	37
Share-based payments	2,831	1,893	1,348
	4,414	3,462	2,690

Total employee benefit expense	12,832	9,985	8,407